Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Tel. +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

November 23, 2015

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 152 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 152”). The purpose of PEA No. 152 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 142 filed on September 10, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR S&P 500 Fossil Fuel Free ETF.

I hereby certify that PEA No. 152 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

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